UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steeple Capital LP
Address: 711 Fifth Avenue, Suite 401
         New York, NY  10022

13F File Number:  28-11492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce Mackle
Title:     Chief Operating Officer
Phone:     (212) 622-7844

Signature, Place, and Date of Signing:

      /s/  Bruce Mackle     New York, NY     February 05, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $72,694 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RESPIRATORY THERAPEUTI   COM              00635P107     4122    69000 SH       SOLE                    69000        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101      212     6000 SH       SOLE                     6000        0        0
CELGENE CORP                   COM              151020104     2311    50000 SH       SOLE                    50000        0        0
CURRENCYSHARES SWISS FRANC T   SWISS FRANC SH   23129V109      203     2300 SH       SOLE                     2300        0        0
DEVON ENERGY CORP NEW          COM              25179M103      222     2500 SH       SOLE                     2500        0        0
GEN-PROBE INC NEW              COM              36866T103     5412    86000 SH       SOLE                    86000        0        0
GILEAD SCIENCES INC            COM              375558103     3175    69000 SH       SOLE                    69000        0        0
METTLER TOLEDO INTERNATIONAL   COM              592688105     7169    63000 SH       SOLE                    63000        0        0
MYRIAD GENETICS INC            COM              62855J104     3806    82000 SH       SOLE                    82000        0        0
ONYX PHARMACEUTICALS INC       COM              683399109     4672    84000 SH       SOLE                    84000        0        0
OSI PHARMACEUTICALS INC        COM              671040103     5967   123000 SH       SOLE                   123000        0        0
QIAGEN N V                     ORD              N72482107     5094   242000 SH       SOLE                   242000        0        0
RESPIRONICS INC                COM              761230101     4125    63000 SH       SOLE                    63000        0        0
SENORX INC                     COM              81724W104      687    79900 SH       SOLE                    79900        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730      229     4400 SH       SOLE                     4400        0        0
THORATEC CORP                  COM NEW          885175307     6730   370000 SH       SOLE                   370000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6518   112000 SH       SOLE                   112000        0        0
VCA ANTECH INC                 COM              918194101     5573   126000 SH       SOLE                   126000        0        0
WELLPOINT INC                  COM              94973V107     2237    25500 SH       SOLE                    25500        0        0
WRIGHT MED GROUP INC           COM              98235T107     4230   145000 SH       SOLE                   145000        0        0